Management of financial risks and financial instruments - Additional information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
XP Holdings
Disclosure of sensitivity analysis [Line Items]
Foreign Currency Risk	$ 114,228	$ 96,830
XP Advisors Inc
Disclosure of sensitivity analysis [Line Items]
Foreign Currency Risk	$ 15,361	$ 12,322